Commodity risk management contracts (Schedule of Group's Derivative Contracts) (Details)	12 Months Ended
Dec. 31, 2022 bbl $ / bbl
January 1, 2022 - March 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	14,500
January 1, 2022 - March 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	49.10
January 1, 2022 - March 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	74.81
April 1, 2022 - June 30, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	12,500
April 1, 2022 - June 30, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	53.35
April 1, 2022 - June 30, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	79.38
July 1, 2022 - September 30, 2022.
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	13,000
July 1, 2022 - September 30, 2022. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	58.63
July 1, 2022 - September 30, 2022. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	86.50
October 1, 2022 - December 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	12,000
October 1, 2022 - December 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.63
October 1, 2022 - December 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	92.55
January 1, 2023 - March 31, 2023 | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	9,500
January 1, 2023 - March 31, 2023 | Written put options [member] | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	66.05
January 1, 2023 - March 31, 2023 | Purchased call options [member] | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	112.59
April 1, 2023 - June 30, 2023 | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	8,500
April 1, 2023 - June 30, 2023 | Written put options [member] | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69.12
April 1, 2023 - June 30, 2023 | Purchased call options [member] | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	113.13
July 1, 2023 - September 30, 2023 | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
July 1, 2023 - September 30, 2023 | Written put options [member] | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
July 1, 2023 - September 30, 2023 | Purchased call options [member] | Cash flow hedges
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	101.13